CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net sales	$ 31,196	$ 32,632	$ 31,529
Finance and interest income	1,359	1,204	1,272
Total Revenues	32,555	33,836	32,801
Costs and Expenses
Cost of goods sold	25,534	26,551	25,569
Selling, general and administrative expenses	2,925	3,094	3,036
Research and development expenses	1,106	1,222	1,129
Restructuring expenses	184	71	231
Interest expense	1,318	1,196	1,209
Other, net	399	328	280
Total Costs and Expenses	31,466	32,462	31,454
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,089	1,374	1,347
Income taxes	467	671	564
Equity in income of unconsolidated subsidiaries and affiliates	86	125	93
Net Income	708	828	876
Net income (loss) attributable to noncontrolling interests	(2)	151	120
Net income attributable to CNH Industrial N.V.	$ 710	$ 677	$ 756
Earnings per share attributable to common shareholders
Basic	$ 0.52	$ 0.54	$ 0.62
Diluted	$ 0.52	$ 0.54	$ 0.62
Cash dividends declared per common share	$ 0.277	$ 0.293	$ 0.245